SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - Additional Information (Details) ¥ in Thousands	Aug. 31, 2020 CNY (¥) $ / ¥
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED
Restricted capital and reserves | ¥	¥ 1,935,267
Foreign currency translation exchange rate | $ / ¥	6.8474